RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Decrease in freight rates of USD/day 1,000:
Changes in profit before tax	$ 24.1	$ 25.0	$ 26.7
Changes in equity	$ 24.1	$ 25.0	$ 26.7